Stockholders' Equity (Details 6) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Common Shares to be Issued if Fully Converted	3,512,000
Series A Preferred Stock [Member]
Annual Dividend	8.00%
Annual Dividend Payable, in Cash or In Kind	Quarterly in Arrears
Liquidation preference	$ 1.00
Conversion price	$ 0.0156
Total Preferred Shares Outstanding	947,000	875,000
Common Shares to be Issued if Fully Converted	50,000
Series B Preferred Stock [Member]
Annual Dividend	10.00%
Annual Dividend Payable, in Cash or In Kind	Quarterly in Arrears
Liquidation preference	$ 1.50
Conversion price	$ 0.0104
Total Preferred Shares Outstanding	13,523,000	12,251,000
Common Shares to be Issued if Fully Converted	1,044,000
Series C Preferred Stock [Member]
Annual Dividend	10.00%
Annual Dividend Payable, in Cash or In Kind	Quarterly in Arrears
Liquidation preference	$ 1.50
Conversion price	$ 0.0078
Total Preferred Shares Outstanding	5,491,000	4,975,000
Common Shares to be Issued if Fully Converted	565,000
Series D One Preferred Stock [Member]
Annual Dividend	10.00%
Annual Dividend Payable, in Cash or In Kind	Quarterly in Arrears
Liquidation preference	$ 1.0
Total Preferred Shares Outstanding	8,077,000	5,800,000
Common Shares to be Issued if Fully Converted	1,116,000
Series D Two Preferred Stock [Member]
Annual Dividend	10.00%
Annual Dividend Payable, in Cash or In Kind	Quarterly in Arrears
Liquidation preference	$ 1.0
Total Preferred Shares Outstanding	6,321,000	5,720,000
Common Shares to be Issued if Fully Converted	737,000